CALVERT VARIABLE TRUST, INC.

2050 M Street NW

Washington, DC 20036

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Variable Products, Inc. (the “Registrant”) (1933 Act File No. 002-90309) certifies (a) that the form of prospectuses and statements of additional information dated May 1, 2025 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 103 (“Amendment No. 103”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 103 was filed electronically with the Securities and Exchange Commission (Accession No. 0000102816-25-000017) on April 28, 2025:

CVT S&P 500® Index Portfolio

CVT S&P 400 MidCap® Index Portfolio

CVT NASDAQ 100® Index Portfolio

CVT Russell 2000® Small Cap Index Portfolio

CVT EAFE International Index Portfolio

CVT Investment Grade Bond Index Portfolio

CVT Volatility Managed Moderate Portfolio

CVT Volatility Managed Moderate Growth Portfolio

CVT Volatility Managed Growth Portfolio

CALVERT VARIABLE TRUST, INC.

By:	/s/ Deidre E. Walsh
Deidre E. Walsh, Esq.
Secretary

Date: May 5, 2025